Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosure Of Operating Segment [Line Items]
Revenues	₨ 279,164	[1]	$ 3,350	₨ 245,879	[1]	₨ 214,391	[1]
Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	29,801			29,069		30,740
Pharmaceutical Services and Active Ingredient [Member] | Cardiovascular [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	6,915			6,625		7,729
Pharmaceutical Services and Active Ingredient [Member] | Pain Management [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	4,221			3,729		4,513
Pharmaceutical Services and Active Ingredient [Member] | Oncology [member]
Disclosure Of Operating Segment [Line Items]
Revenues	3,558			4,252		2,526
Pharmaceutical Services and Active Ingredient [Member] | Nervous System [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	2,907			3,753		3,017
Pharmaceutical Services and Active Ingredient [Member] | Diabetology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	1,609			998		544
Pharmaceutical Services and Active Ingredient [Member] | Anti-Infective [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	1,456			2,346		5,450
Pharmaceutical Services and Active Ingredient [Member] | Gastrointestinal [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	1,108			1,064		982
Pharmaceutical Services and Active Ingredient [Member] | Respiratory [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	899			810		676
Pharmaceutical Services and Active Ingredient [Member] | Dermatology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	862			716		498
Pharmaceutical Services and Active Ingredient [Member] | Hematology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	646			428		476
Pharmaceutical Services and Active Ingredient [Member] | Genitourinary [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	367			637		705
Pharmaceutical Services and Active Ingredient [Member] | Others [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	₨ 5,253			₨ 3,711		₨ 3,624

[1]	Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (as compared to Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (as compared to Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)